Consolidated Statements of Financial Position R$ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
CURRENT
Cash and cash equivalents	$ 1,816.9	$ 1,818.3
Financial investments	494.4	750.8
Trade accounts receivable, net	202.9	189.0
Derivative financial instruments	5.4	0.1
Customer and commercial financing	50.8	9.6
Contract assets	505.4	582.3
Inventories	2,329.0	1,986.0
Income tax and social contribution	105.5	114.5
Other assets	246.3	194.3
Current assets	5,756.6	5,644.9
Assets held for sale		230.9
Total current assets	5,756.6	5,875.8
NON-CURRENT
Financial investments	170.0	65.6
Trade accounts receivable, net	2.3
Derivative financial instruments	5.7
Customer and commercial financing	50.4	22.4
Contract assets	0.7
Deferred income tax and social contribution	48.1	97.6
Other assets	135.2	128.0
Investments	12.3	4.4
Property, plant and equipment, net	1,649.2	1,687.6
Intangible assets, net	2,246.5	2,213.4
Right of use	65.1	60.2
Total non-current assets	4,385.5	4,279.2
TOTAL ASSETS	10,142.1	10,155.0
CURRENT
Trade accounts payable	739.5	495.2
Trade accounts payable - Supplier finance	27.5	14.8
Lease liability	12.0	11.5
Loans and financing	308.5	574.2
Other payables	319.9	257.1
Contract liabilities	1,469.0	1,204.6
Derivative financial instruments	57.4	2.9
Taxes and payroll charges payable	47.2	40.4
Income tax and social contribution	107.2	71.6
Unearned income	2.6	2.5
Provision	126.5	108.9
Current Liabilities	3,217.3	2,783.7
Liabilities held for sale		45.1
Total Current Liabilities	3,217.3	2,828.8
NON-CURRENT
Lease liability	59.0	52.3
Loans and financing	2,894.7	3,452.7
Other payables	51.1	60.5
Contract liabilities	495.0	308.7
Derivative financial instruments	40.1	3.0
Taxes and payroll charges payable	13.2	10.0
Income tax and social contribution	4.0
Deferred income tax and social contribution	370.6	505.8
Unearned income	22.6	37.7
Provision	150.2	120.5
Total non-current liabilities	4,100.5	4,551.2
TOTAL LIABILITIES	7,317.8	7,380.0
SHAREHOLDERS' EQUITY
Capital	1,551.6	1,551.6
Treasury shares	(28.2)	(28.2)
Revenue reserves	1,116.1	1,301.5
Share-based remuneration	40.3	37.4
Other comprehensive loss	(189.7)	(167.7)
Result in transactions with non controlling interest	77.4	(26.7)
Shareholder's equity excluding non-controlling interest	2,567.5	2,667.9
Non-controlling interests	256.8	107.1
TOTAL SHAREHOLDERS' EQUITY	2,824.3	2,775.0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 10,142.1	$ 10,155.0